5. EXPLORATION AND EVALUATION ASSETS: Schedule of Morrison claims (Details) - CAD ($)		12 Months Ended
		Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Morrison Claims, Starting balance	[1]	$ 419,046
Environmental
Morrison Claims, Ending balance	[1]	461,152	$ 419,046
Morrison claims, Canada
Morrison Claims, Starting balance		419,046	182,456	$ 0
Additions
Staking and recording		34,151	233,429	178,706
Environmental
Exploration and Evaluation, Sub-contracts and labour		7,428	3,161	3,323
Exploration and Evaluation, Supplies and general		200	0	100
Exploration and Evaluation, Travel		327	0	327
Total Exploration and evaluation costs		42,106	236,590	182,456
Morrison Claims, Ending balance		$ 461,152	$ 419,046	$ 182,456

[1]	Note 5